Investments in affiliates and investments in available-for-sale securities - Investments in available-for-sale securities (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings			$ 0	$ 345	$ 1,782
Investment in available-for-sale-securities	$ 227	$ 227	238	0
Unrealized gain			2	0
Unrealized loss		$ (11)	$ (2)
Unrealized gain	$ 16
KLC and STX
Schedule Of Equity Method Investments [Line Items]
Consideration received for AFS securities sold				5,303
Korea Line Corporation (''KLC'')
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings				$ 345	$ 1,783